Suppliers and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Suppliers And Other Payables
Schedule of amount due to suppliers

	Notes	June 30, 2026	December 31, 2025
Third parties		5,926	5,331
Related parties	29(b)	277	234
Total		6,203	5,565